Loans - Schedule of Long-Term Loans Consisted (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Loans - Schedule of Long-Term Loans Consisted (Details) [Line Items]
Loan amount	$ 613,996	¥ 4,235,344	$ 0
Postal Savings Bank of China [Member]
Loans - Schedule of Long-Term Loans Consisted (Details) [Line Items]
Loan commencement date	Mar. 27, 2026	Mar. 27, 2026
Loan maturity date	Jan. 22, 2029
Loan amount	$ 139,905	¥ 965,064
Effective interest rate	2.86%	2.86%
Postal Savings Bank of China One [Member]
Loans - Schedule of Long-Term Loans Consisted (Details) [Line Items]
Loan commencement date	Jan. 26, 2026	Jan. 26, 2026
Loan maturity date	Jan. 22, 2029
Loan amount	$ 474,091	¥ 3,270,280
Effective interest rate	2.86%	2.86%